RETIREMENT PLANS AND OTHER BENEFITS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of estimated future benefit payments
Number of common shares held in rabbi trust (in shares)	0.9	0.9
Compensation expense recognized under all stock-based compensation arrangements	$ 23.6	$ 45.3	$ 39.7
U.S. Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	13
Pension and post-retirement company contributions	16.1
U.S. Defined Benefit Pension plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	111.4	99.3	94.3
Defined Benefit Plan, Benefit Obligation	185.1	159.9	148.8
Contributions to pension plan	10
Health care cost trend rate	4.75%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates
Effect of one percentage point increase on service and interest cost components	0
Effect of one percentage point decrease on service and interest cost components	0
Effect of one percentage point increase on postretirement benefit obligation	0.4
Effect of one percentage point decrease on postretirement benefit obligation	(0.3)
Projected benefit obligation	185.1	159.9
Schedule of estimated future benefit payments
2012	9.9
2013	9.8
2014	9.8
2015	9.9
2016	9.8
2017-2021	58.6
U.S. Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0	0
Defined Benefit Plan, Benefit Obligation	8.0	10.3	10.1
Schedule of estimated future benefit payments
2012	1.2
2013	1.0
2014	0.9
2015	0.8
2016	0.7
2017-2021	2.3
Non-U.S. Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	17
Defined Benefit Plan, Fair Value of Plan Assets	119.7	91.5	87.1
Defined Benefit Plan, Benefit Obligation	397.0	179.9	201.4
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates
Projected benefit obligation		157.0
Schedule of estimated future benefit payments
2012	18.3
2013	17.8
2014	18.9
2015	19.2
2016	20.4
2017-2021	109.6
Pension contributions	12.6
Savings Plans [Member]
Schedule of estimated future benefit payments
Employee Benefits and Share-based Compensation	12.0	9.7	11.1
Compensation expense recognized under all stock-based compensation arrangements		$ 8.3	$ 8.9